Risk management and financial instruments - By Maturity (Details) (Interest Rate Swap, USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 2014	Dec. 31, 2013 2015	Dec. 31, 2013 2016	Dec. 31, 2013 2017	Dec. 31, 2013 2018	Dec. 31, 2013 2019	Dec. 31, 2013 2020	Dec. 31, 2013 2021	Dec. 31, 2013 2022	Dec. 31, 2013 2023	Dec. 31, 2013 Maximum 2014	Dec. 31, 2013 Maximum 2015	Dec. 31, 2013 Maximum 2016	Dec. 31, 2013 Maximum 2017	Dec. 31, 2013 Maximum 2018	Dec. 31, 2013 Maximum 2019	Dec. 31, 2013 Maximum 2020	Dec. 31, 2013 Maximum 2021	Dec. 31, 2013 Maximum 2022	Dec. 31, 2013 Maximum 2023	Dec. 31, 2013 Minimum 2014	Dec. 31, 2013 Minimum 2015	Dec. 31, 2013 Minimum 2016	Dec. 31, 2013 Minimum 2017	Dec. 31, 2013 Minimum 2018	Dec. 31, 2013 Minimum 2019	Dec. 31, 2013 Minimum 2020	Dec. 31, 2013 Minimum 2021	Dec. 31, 2013 Minimum 2022	Dec. 31, 2013 Minimum 2023
Derivative [Line Items]
Outstanding principal amount	$ 9,776	$ 6,148	$ 1,000	$ 50	$ 1,350	$ 53	$ 1,462	$ 1,446	$ 843	$ 3,329	$ 0	$ 243
Receive rate			3 month LIBOR	3 month LIBOR	3 month LIBOR	6 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR
Pay rate, lower limit																							2.06%	4.63%	2.14%	3.83%	0.74%	1.10%	1.11%	1.11%	0.00%	1.38%
Pay rate, upper limit													2.71%	4.63%	3.36%	3.83%	3.80%	3.34%	1.36%	2.19%	0.00%	1.38%